UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Series Emerging Markets Debt Local Currency Fund Fidelity® Series Emerging Markets Debt Local Currency Fund : FSEDX

This annual shareholder report contains information about Fidelity® Series Emerging Markets Debt Local Currency Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Debt Local Currency Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Emerging-markets local-currency debt modestly declined in 2024, significantly hampered by a broadly stronger U.S. dollar and differences in the interest-rates policies between the U.S. and some emerging markets.
•Against this backdrop, country selection notably detracted from the fund's performance versus the J.P. Morgan GBI-EM Global Diversified Index for the year, with an underweight in the currency of Thailand hurting most, given the strong performance of this market.
•An overweight in Brazil and an underweight in China also heavily weighed on relative performance, although security selection in these markets somewhat offset this negative.
•Conversely, security selection overall meaningfully contributed to the fund's relative result, especially our choices in Egypt.
•Also helping versus the benchmark was security selection and an overweight in Turkey, which outperformed.
•Lastly, the fund's cash position was a notable relative detractor for the year against a rising market backdrop.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 30, 2020 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Series Emerging Markets Debt Local Currency Fund	-2.54%	0.33%
J.P. Morgan GBI-EM Global Diversified Index	-2.38%	-0.78%
A   From October 30, 2020
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$406,375,132
Number of Holdings	234
Total Advisory Fee	$0
Portfolio Turnover	46%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 0.5
AAA - 2.8
AA - 4.7
A - 4.2
BBB - 18.9
BB - 11.9
Not Rated - 45.5
Short-Term Investments and Net Other Assets (Liabilities) - 11.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 84.8
Corporate Bonds - 3.2
U.S. Treasury Obligations - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 11.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 12.0
Mexico - 10.1
Malaysia - 9.9
Indonesia - 8.8
South Africa - 8.3
Brazil - 7.4
China - 4.8
Poland - 4.6
Romania - 4.4
Others - 29.7

TOP HOLDINGS (% of Fund's net assets)
United Mexican States	10.1
Malaysia Government	9.9
Indonesia Government	8.8
South African Republic	8.3
Peoples Republic of China	4.8
Republic of Poland	4.6
Romanian Republic	4.4
Kingdom of Thailand	4.3
Czech Republic	4.3
Colombian Republic	4.2
63.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914395.100    6287-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Series Emerging Markets Debt Fund Fidelity® Series Emerging Markets Debt Fund : FEDCX

This annual shareholder report contains information about Fidelity® Series Emerging Markets Debt Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Debt Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2024, significantly influenced by economic conditions in the U.S., investors' outlook for the magnitude and timing of U.S. Federal Reserve interest-rate cuts, and geopolitical uncertainty. Notably, market returns were hampered by a broadly stronger U.S. dollar.
•Against this backdrop, security selection modestly contributed to the fund's performance versus the J.P. Morgan Emerging Markets Bond Index Global Diversified Index for the year, with choices in Mexico and Chile helping most, driven by the fund's holdings in corporate bonds.
•Security selection and an overweight in Sri Lanka was another noteworthy relative contributor. Sri Lanka bonds rose late in the year on investor optimism following the country's debt restructuring and Moody's upgrading of Sri Lanka's long-term foreign currency issuer rating. Security selection and an underweight in Peru also helped.
•Country positioning significantly contributed versus the benchmark, especially an underweight in the Philippines, a market that underperformed the benchmark in 2024.
•Conversely, a non-benchmark stake in U.S. Treasurys was the largest detractor versus the benchmark. We use Treasurys from time to time as a risk-management tool and a means to increase the fund's duration, a measure of sensitivity to interest rates. However, the fund's position returned about -3% in 2024.
•Security selection in Ukraine detracted, overcoming the contribution of our overweight in this outperforming market. The fund's modest cash position also weighed on relative performance, given the rising market backdrop.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Emerging Markets Debt Fund	7.89%	1.57%	3.99%
J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index	6.54%	0.74%	3.28%
J.P. Morgan Emerging Markets Bond Index Global Diversified	6.54%	0.12%	3.13%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$1,381,513,336
Number of Holdings	473
Total Advisory Fee	$0
Portfolio Turnover	18%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 3.5
AA - 9.4
A - 3.0
BBB - 19.4
BB - 24.4
B - 17.0
CCC,CC,C - 16.0
D - 0.1
Not Rated - 2.6
Short-Term Investments and Net Other Assets (Liabilities) - 4.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 58.0
Corporate Bonds - 32.6
U.S. Treasury Obligations - 3.5
Preferred Securities - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 8.1
Mexico - 7.2
Brazil - 4.7
Colombia - 4.3
Saudi Arabia - 4.2
United Arab Emirates - 3.8
Chile - 3.6
Turkey - 3.6
Dominican Republic - 3.4
Others - 57.1

TOP HOLDINGS (% of Fund's net assets)
Petroleos Mexicanos	3.7
Dominican Republic International Bond	3.3
Turkish Republic	3.2
Arab Republic of Egypt	3.0
Argentine Republic	2.9
Colombian Republic	2.8
Republic of Nigeria	2.7
Oman Sultanate	2.3
Panamanian Republic	2.0
Indonesia Government	1.9
27.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914343.100    2295-TSRA-0325

Item 2.

Code of Ethics

As of the end of the period, December 31, 2024, Fidelity Hastings Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund (the “Funds”):

Services Billed by PwC

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Emerging Markets Debt Fund	$53,200	$5,000	$10,300	$1,700
Fidelity Series Emerging Markets Debt Local Currency Fund	$52,300	$4,900	$10,500	$1,700

December 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Emerging Markets Debt Fund	$53,400	$4,900	$10,300	$1,600
Fidelity Series Emerging Markets Debt Local Currency Fund	$52,500	$4,800	$9,800	$1,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2024A	December 31, 2023A
Audit-Related Fees	$9,701,800	$8,881,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2024A	December 31, 2023A
PwC	$15,325,200	$14,369,300

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Emerging Markets Debt Fund
Fidelity® Series Emerging Markets Debt Local Currency Fund

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Emerging Markets Debt Fund
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 58.0%
		Principal Amount (a)	Value ($)
ANGOLA - 1.8%
Angola Republic 8% 11/26/2029 (b)		4,890,000	4,359,973
Angola Republic 8.25% 5/9/2028 (b)		5,065,000	4,762,670
Angola Republic 8.75% 4/14/2032 (b)		5,075,000	4,471,024
Angola Republic 9.125% 11/26/2049 (b)		3,555,000	2,849,546
Angola Republic 9.375% 5/8/2048 (b)		3,740,000	3,064,818
Angola Republic 9.5% 11/12/2025 (b)		5,565,000	5,576,408
TOTAL ANGOLA			25,084,439
ARGENTINA - 2.9%
Argentine Republic 0.75% 7/9/2030 (c)		20,265,247	15,614,373
Argentine Republic 1% 7/9/2029		4,963,783	4,023,146
Argentine Republic 4.125% 7/9/2035 (c)		19,073,027	12,654,953
Argentine Republic 5% 1/9/2038 (c)		10,211,997	7,133,080
Provincia de Cordoba 6.875% 12/10/2025 (b)(c)		611,815	601,530
TOTAL ARGENTINA			40,027,082
ARMENIA - 0.2%
Republic of Armenia 3.6% 2/2/2031 (b)		3,805,000	3,130,031
BAHRAIN - 0.3%
Central Bank of Bahrain Ijara Sukuk 5.625% 5/18/2034 (b)		3,055,000	2,764,501
Central Bank of Bahrain Ijara Sukuk 7.5% 2/12/2036 (b)		1,195,000	1,223,811
TOTAL BAHRAIN			3,988,312
BARBADOS - 0.2%
Barbados Government 6.5% 10/1/2029 (b)		2,440,000	2,380,903
BENIN - 0.3%
Republic of Benin 4.875% 1/19/2032 (b)	EUR	1,920,000	1,796,174
Republic of Benin 7.96% 2/13/2038 (b)		3,010,000	2,835,984
TOTAL BENIN			4,632,158
BERMUDA - 0.3%
Bermuda 3.375% 8/20/2050 (b)		965,000	638,714
Bermuda 3.717% 1/25/2027 (b)		620,000	601,206
Bermuda 4.75% 2/15/2029 (b)		2,270,000	2,212,274
Bermuda 5% 7/15/2032 (b)		1,005,000	969,825
TOTAL BERMUDA			4,422,019
BRAZIL - 1.8%
Brazilian Federative Republic Treasury Notes 10% 1/1/2027	BRL	8,000,000	1,175,054
Federative Republic of Brazil 3.875% 6/12/2030		5,500,000	4,840,000
Federative Republic of Brazil 4.75% 1/14/2050		7,800,000	5,335,200
Federative Republic of Brazil 5.625% 2/21/2047		3,313,000	2,618,927
Federative Republic of Brazil 6% 10/20/2033		1,880,000	1,754,039
Federative Republic of Brazil 7.125% 1/20/2037		2,080,000	2,090,400
Federative Republic of Brazil 7.125% 5/13/2054		1,995,000	1,854,353
Federative Republic of Brazil 8.25% 1/20/2034		5,204,000	5,677,564
TOTAL BRAZIL			25,345,537
CHILE - 1.2%
Chilean Republic 2.45% 1/31/2031		7,745,000	6,643,758
Chilean Republic 3.1% 1/22/2061		7,500,000	4,436,700
Chilean Republic 3.5% 1/31/2034		1,775,000	1,532,602
Chilean Republic 4% 1/31/2052		985,000	738,134
Chilean Republic 4.34% 3/7/2042		1,410,000	1,186,603
Chilean Republic 5.33% 1/5/2054		2,835,000	2,625,040
TOTAL CHILE			17,162,837
COLOMBIA - 2.8%
Colombian Republic 3% 1/30/2030		10,600,000	8,824,500
Colombian Republic 3.125% 4/15/2031		6,050,000	4,797,771
Colombian Republic 3.875% 2/15/2061		1,490,000	774,799
Colombian Republic 4.125% 5/15/2051		3,120,000	1,789,320
Colombian Republic 5% 6/15/2045		8,500,000	5,696,785
Colombian Republic 5.2% 5/15/2049		5,390,000	3,630,165
Colombian Republic 6.125% 1/18/2041		1,475,000	1,202,863
Colombian Republic 7.375% 9/18/2037		845,000	805,708
Colombian Republic 7.5% 2/2/2034		1,110,000	1,094,460
Colombian Republic 7.75% 11/7/2036		2,390,000	2,332,736
Colombian Republic 8% 11/14/2035		3,585,000	3,606,510
Colombian Republic 8% 4/20/2033		1,720,000	1,754,434
Colombian Republic 8.75% 11/14/2053		1,690,000	1,706,900
TOTAL COLOMBIA			38,016,951
COSTA RICA - 1.0%
Costa Rica Government International Bond 5.625% 4/30/2043 (b)		3,955,000	3,539,725
Costa Rica Government International Bond 6.125% 2/19/2031 (b)		2,415,000	2,421,038
Costa Rica Government International Bond 6.55% 4/3/2034 (b)		2,335,000	2,373,528
Costa Rica Government International Bond 7% 4/4/2044 (b)		1,965,000	1,987,597
Costa Rica Government International Bond 7.3% 11/13/2054 (b)		3,295,000	3,407,030
TOTAL COSTA RICA			13,728,918
COTE D'IVOIRE - 1.0%
Cote d'Ivoire Treasury Bill 5.875% 10/17/2031 (b)	EUR	2,665,000	2,584,556
Cote d'Ivoire Treasury Bill 6.125% 6/15/2033 (b)		3,675,000	3,276,492
Cote d'Ivoire Treasury Bill 6.375% 3/3/2028 (b)		5,580,000	5,529,613
Cote d'Ivoire Treasury Bill 8.25% 1/30/2037 (b)		1,805,000	1,753,106
TOTAL COTE D'IVOIRE			13,143,767
DOMINICAN REPUBLIC - 3.3%
Dominican Republic International Bond 4.5% 1/30/2030 (b)		7,180,000	6,573,290
Dominican Republic International Bond 4.875% 9/23/2032 (b)		6,360,000	5,666,760
Dominican Republic International Bond 5.3% 1/21/2041 (b)		2,450,000	2,078,825
Dominican Republic International Bond 5.875% 1/30/2060 (b)		7,990,000	6,755,545
Dominican Republic International Bond 5.95% 1/25/2027 (b)		4,186,000	4,158,791
Dominican Republic International Bond 6% 7/19/2028 (b)		2,999,000	2,967,511
Dominican Republic International Bond 6.6% 6/1/2036 (b)		1,358,000	1,348,493
Dominican Republic International Bond 6.85% 1/27/2045 (b)		4,046,000	3,975,074
Dominican Republic International Bond 7.05% 2/3/2031 (b)		3,670,000	3,755,584
Dominican Republic International Bond 7.45% 4/30/2044 (b)		6,031,000	6,317,473
TOTAL DOMINICAN REPUBLIC			43,597,346
ECUADOR - 1.2%
Ecuador Government International Bond 5% 7/31/2040 (b)(c)		2,800,000	1,430,800
Ecuador Government International Bond 5.5% 7/31/2035 (b)(c)		14,640,000	8,278,920
Ecuador Government International Bond 6.9% 7/31/2030 (b)(c)		10,406,894	7,232,791
TOTAL ECUADOR			16,942,511
EGYPT - 3.0%
Arab Republic of Egypt 5.875% 2/16/2031 (b)		2,625,000	2,185,339
Arab Republic of Egypt 7.0529% 1/15/2032 (b)		830,000	711,567
Arab Republic of Egypt 7.5% 1/31/2027 (b)		5,596,000	5,520,454
Arab Republic of Egypt 7.5% 2/16/2061 (b)		6,070,000	4,145,871
Arab Republic of Egypt 7.6003% 3/1/2029 (b)		8,726,000	8,432,371
Arab Republic of Egypt 7.625% 5/29/2032 (b)		3,200,000	2,806,656
Arab Republic of Egypt 7.903% 2/21/2048 (b)		3,265,000	2,403,693
Arab Republic of Egypt 8.5% 1/31/2047 (b)		7,939,000	6,155,186
Arab Republic of Egypt 8.7002% 3/1/2049 (b)		3,665,000	2,876,035
Arab Republic of Egypt 8.875% 5/29/2050 (b)		1,945,000	1,552,985
Arab Republic of Egypt Treasury Bills 0% 1/14/2025 (d)	EGP	55,475,000	1,076,328
Arab Republic of Egypt Treasury Bills 0% 3/18/2025 (d)	EGP	122,000,000	2,272,454
TOTAL EGYPT			40,138,939
EL SALVADOR - 0.9%
El Salvador Republic 0.25% 4/17/2030 (b)		1,765,000	30,710
El Salvador Republic 7.1246% 1/20/2050 (b)		3,292,000	2,765,280
El Salvador Republic 7.625% 2/1/2041 (b)		1,035,000	959,963
El Salvador Republic 7.65% 6/15/2035 (b)		5,940,000	5,746,950
El Salvador Republic 9.25% 4/17/2030 (b)		1,765,000	1,864,281
El Salvador Republic 9.65% 11/21/2054 (b)		1,035,000	1,083,190
TOTAL EL SALVADOR			12,450,374
GABON - 0.4%
Gabonese Republic 6.625% 2/6/2031 (b)		1,625,000	1,202,500
Gabonese Republic 6.95% 6/16/2025 (b)		904,000	873,463
Gabonese Republic 7% 11/24/2031 (b)		4,490,000	3,336,631
TOTAL GABON			5,412,594
GEORGIA - 0.1%
Georgia Republic 2.75% 4/22/2026 (b)		2,135,000	2,008,234
GHANA - 0.7%
Ghana Republic 0% 1/3/2030 (b)(d)		764,192	586,518
Ghana Republic 0% 7/3/2026 (b)(d)		590,818	548,427
Ghana Republic 5% 7/3/2029 (b)(c)		5,278,064	4,539,135
Ghana Republic 5% 7/3/2035 (b)(c)		5,425,150	3,795,977
TOTAL GHANA			9,470,057
GUATEMALA - 0.9%
Guatemala Government Bond 4.9% 6/1/2030 (b)		485,000	456,809
Guatemala Government Bond 5.25% 8/10/2029 (b)		1,200,000	1,152,375
Guatemala Government Bond 5.375% 4/24/2032 (b)		2,015,000	1,899,138
Guatemala Government Bond 6.125% 6/1/2050 (b)		1,355,000	1,198,796
Guatemala Government Bond 6.55% 2/6/2037 (b)		1,500,000	1,473,000
Guatemala Government Bond 6.6% 6/13/2036 (b)		5,670,000	5,609,756
TOTAL GUATEMALA			11,789,874
HUNGARY - 1.4%
Hungary Government 2.125% 9/22/2031 (b)		2,950,000	2,336,105
Hungary Government 3.125% 9/21/2051 (b)		5,810,000	3,386,765
Hungary Government 5.25% 6/16/2029 (b)		1,585,000	1,559,244
Hungary Government 5.5% 3/26/2036 (b)		3,200,000	2,989,216
Hungary Government 5.5% 6/16/2034 (b)		2,890,000	2,755,434
Hungary Government 6.25% 9/22/2032 (b)		1,125,000	1,147,219
Hungary Government 6.75% 9/25/2052 (b)		3,800,000	3,859,375
Hungary Government 7.625% 3/29/2041		1,655,000	1,824,638
TOTAL HUNGARY			19,857,996
INDONESIA - 1.9%
Indonesia Government 5.125% 1/15/2045 (b)		3,353,000	3,150,848
Indonesia Government 5.25% 1/17/2042 (b)		3,000,000	2,887,500
Indonesia Government 5.95% 1/8/2046 (b)		2,100,000	2,165,624
Indonesia Government 6.625% 2/17/2037 (b)		3,549,000	3,877,283
Indonesia Government 6.75% 1/15/2044 (b)		3,035,000	3,425,756
Indonesia Government 7.75% 1/17/2038 (b)		4,298,000	5,162,973
Indonesia Government 8.5% 10/12/2035 (b)		4,169,000	5,164,349
TOTAL INDONESIA			25,834,333
JAMAICA - 0.1%
Jamaican Government 7.875% 7/28/2045		1,685,000	1,949,444
JORDAN - 0.7%
Jordan Government 5.85% 7/7/2030 (b)		2,325,000	2,125,934
Jordan Government 6.125% 1/29/2026 (b)		985,000	966,924
Jordan Government 7.375% 10/10/2047 (b)		2,480,000	2,195,296
Jordan Government 7.5% 1/13/2029 (b)		2,805,000	2,784,832
Jordan Government 7.75% 1/15/2028 (b)		1,725,000	1,729,313
TOTAL JORDAN			9,802,299
KENYA - 0.8%
Republic of Kenya Government Bond 6.3% 1/23/2034 (b)		5,110,000	4,022,528
Republic of Kenya Government Bond 7% 5/22/2027 (b)		2,375,000	2,331,063
Republic of Kenya Government Bond 7.25% 2/28/2028 (b)		570,000	541,500
Republic of Kenya Government Bond 8% 5/22/2032 (b)		685,000	618,761
Republic of Kenya Government Bond 9.75% 2/16/2031 (b)		3,710,000	3,664,784
TOTAL KENYA			11,178,636
LEBANON - 0.1%
Lebanon Republic 5.8% (e)(f)		5,875,000	757,875
Lebanon Republic 6% (e)(f)		1,587,000	204,723
Lebanon Republic 6.1% (e)(f)		685,000	88,365
Lebanon Republic 6.375% (e)(f)		7,072,000	912,288
TOTAL LEBANON			1,963,251
MEXICO - 1.6%
United Mexican States 3.25% 4/16/2030		3,700,000	3,220,850
United Mexican States 3.771% 5/24/2061		3,135,000	1,795,767
United Mexican States 4.75% 4/27/2032		970,000	878,819
United Mexican States 5.75% 10/12/2110		3,295,000	2,532,002
United Mexican States 6.05% 1/11/2040		10,222,000	9,487,294
United Mexican States 6.338% 5/4/2053		1,695,000	1,509,080
United Mexican States 6.35% 2/9/2035		2,485,000	2,429,088
TOTAL MEXICO			21,852,900
MONGOLIA - 0.1%
Mongolia Government 5.125% 4/7/2026 (b)		1,240,000	1,215,200
Mongolia Government 7.875% 6/5/2029 (b)		490,000	508,374
TOTAL MONGOLIA			1,723,574
MONTENEGRO - 0.3%
Republic of Montenegro 7.25% 3/12/2031 (b)		4,125,000	4,234,560
MOROCCO - 0.2%
Moroccan Kingdom 6.5% 9/8/2033 (b)		2,740,000	2,826,474
NIGERIA - 2.7%
Republic of Nigeria 6.125% 9/28/2028 (b)		5,520,000	5,000,789
Republic of Nigeria 6.5% 11/28/2027 (b)		5,087,000	4,821,204
Republic of Nigeria 7.143% 2/23/2030 (b)		4,110,000	3,707,467
Republic of Nigeria 7.625% 11/21/2025 (b)		5,383,000	5,348,979
Republic of Nigeria 7.625% 11/28/2047 (b)		5,315,000	4,044,449
Republic of Nigeria 7.696% 2/23/2038 (b)		980,000	796,897
Republic of Nigeria 7.875% 2/16/2032 (b)		2,625,000	2,360,033
Republic of Nigeria 8.375% 3/24/2029 (b)		4,095,000	3,964,574
Republic of Nigeria 9.625% 6/9/2031 (b)		3,050,000	3,030,938
Republic of Nigeria Treasury Bills 0% 3/6/2025 (d)	NGN	3,744,960,000	2,316,200
Republic of Nigeria Treasury Bills 0% 4/10/2025 (d)	NGN	1,167,745,000	705,011
Republic of Nigeria Treasury Bills 0% 5/20/2025 (d)	NGN	999,215,000	583,944
Republic of Nigeria Treasury Bills 0% 5/27/2025 (d)	NGN	1,329,120,000	772,448
TOTAL NIGERIA			37,452,933
OMAN - 2.3%
Oman Sultanate 5.625% 1/17/2028 (b)		6,505,000	6,486,705
Oman Sultanate 6% 8/1/2029 (b)		3,625,000	3,669,189
Oman Sultanate 6.25% 1/25/2031 (b)		4,805,000	4,924,164
Oman Sultanate 6.5% 3/8/2047 (b)		8,100,000	8,011,710
Oman Sultanate 6.75% 1/17/2048 (b)		7,720,000	7,831,014
Oman Sultanate 7% 1/25/2051 (b)		490,000	513,122
TOTAL OMAN			31,435,904
PAKISTAN - 1.2%
Islamic Republic of Pakistan 6% 4/8/2026 (b)		6,130,000	5,761,219
Islamic Republic of Pakistan 6.875% 12/5/2027 (b)		5,905,000	5,318,220
Islamic Republic of Pakistan 7.375% 4/8/2031 (b)		3,995,000	3,325,838
Islamic Republic of Pakistan 7.875% 3/31/2036 (b)		2,025,000	1,561,781
TOTAL PAKISTAN			15,967,058
PANAMA - 2.0%
Panamanian Republic 2.252% 9/29/2032		5,065,000	3,544,284
Panamanian Republic 3.16% 1/23/2030		3,670,000	3,067,937
Panamanian Republic 3.298% 1/19/2033		5,355,000	4,032,984
Panamanian Republic 3.87% 7/23/2060		3,880,000	2,021,752
Panamanian Republic 4.3% 4/29/2053		1,795,000	1,050,919
Panamanian Republic 4.5% 4/16/2050		4,575,000	2,819,252
Panamanian Republic 4.5% 5/15/2047		2,005,000	1,288,839
Panamanian Republic 6.4% 2/14/2035		2,700,000	2,449,413
Panamanian Republic 6.853% 3/28/2054		2,055,000	1,753,172
Panamanian Republic 7.875% 3/1/2057		4,390,000	4,234,989
Panamanian Republic 8% 3/1/2038		1,880,000	1,885,283
TOTAL PANAMA			28,148,824
PARAGUAY - 0.8%
Republic of Paraguay 2.739% 1/29/2033 (b)		1,305,000	1,058,273
Republic of Paraguay 4.95% 4/28/2031 (b)		3,865,000	3,697,115
Republic of Paraguay 5.4% 3/30/2050 (b)		3,925,000	3,330,166
Republic of Paraguay 5.6% 3/13/2048 (b)		1,925,000	1,678,966
Republic of Paraguay 6% 2/9/2036 (b)		1,155,000	1,143,450
TOTAL PARAGUAY			10,907,970
PERU - 0.9%
Peruvian Republic 2.783% 1/23/2031		3,585,000	3,062,934
Peruvian Republic 3% 1/15/2034		5,225,000	4,207,758
Peruvian Republic 3.3% 3/11/2041		7,075,000	5,109,477
TOTAL PERU			12,380,169
PHILIPPINES - 1.0%
Philippine Republic 2.65% 12/10/2045		2,130,000	1,344,563
Philippine Republic 2.95% 5/5/2045		865,000	577,387
Philippine Republic 4.75% 3/5/2035		1,485,000	1,408,894
Philippine Republic 5% 7/17/2033		1,135,000	1,112,300
Philippine Republic 5.175% 9/5/2049		1,970,000	1,832,100
Philippine Republic 5.5% 1/17/2048		1,005,000	979,874
Philippine Republic 5.6% 5/14/2049		1,795,000	1,768,075
Philippine Republic 5.609% 4/13/2033		1,670,000	1,701,313
Philippine Republic 5.95% 10/13/2047		2,670,000	2,760,113
TOTAL PHILIPPINES			13,484,619
POLAND - 0.9%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (b)		2,000,000	1,946,260
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (b)		985,000	1,022,115
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (b)		4,745,000	4,639,471
Republic of Poland 5.5% 3/18/2054		1,775,000	1,633,017
Republic of Poland 5.5% 4/4/2053		4,080,000	3,772,858
TOTAL POLAND			13,013,721
QATAR - 1.0%
State of Qatar 4.4% 4/16/2050 (b)		4,220,000	3,571,175
State of Qatar 4.817% 3/14/2049 (b)		6,504,000	5,858,088
State of Qatar 5.103% 4/23/2048 (b)		5,105,000	4,829,011
TOTAL QATAR			14,258,274
ROMANIA - 1.0%
Romanian Republic 3% 2/14/2031 (b)		5,296,000	4,283,140
Romanian Republic 3.625% 3/27/2032 (b)		2,618,000	2,134,488
Romanian Republic 4% 2/14/2051 (b)		6,255,000	3,944,247
Romanian Republic 7.125% 1/17/2033 (b)		2,880,000	2,914,272
Romanian Republic 7.625% 1/17/2053 (b)		1,138,000	1,145,340
TOTAL ROMANIA			14,421,487
RWANDA - 0.2%
Rwanda Republic 5.5% 8/9/2031 (b)		3,195,000	2,685,813
SAUDI ARABIA - 1.2%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (b)		4,030,000	3,205,109
Kingdom of Saudi Arabia 3.45% 2/2/2061 (b)		2,775,000	1,684,945
Kingdom of Saudi Arabia 3.625% 3/4/2028 (b)		1,770,000	1,698,634
Kingdom of Saudi Arabia 3.75% 1/21/2055 (b)		3,755,000	2,490,034
Kingdom of Saudi Arabia 4.5% 10/26/2046 (b)		3,471,000	2,802,833
Kingdom of Saudi Arabia 4.5% 4/22/2060 (b)		2,055,000	1,573,267
Kingdom of Saudi Arabia 4.625% 10/4/2047 (b)		3,040,000	2,485,170
Kingdom of Saudi Arabia 5.75% 1/16/2054 (b)		945,000	881,212
TOTAL SAUDI ARABIA			16,821,204
SENEGAL - 0.3%
Republic of Senegal 6.25% 5/23/2033 (b)		2,780,000	2,213,575
Republic of Senegal 6.75% 3/13/2048 (b)		2,420,000	1,640,300
TOTAL SENEGAL			3,853,875
SERBIA - 1.0%
Republic of Serbia 2.125% 12/1/2030 (b)		5,110,000	4,153,459
Republic of Serbia 6% 6/12/2034 (b)		3,450,000	3,393,938
Republic of Serbia 6.25% 5/26/2028 (b)		865,000	879,056
Republic of Serbia 6.5% 9/26/2033 (b)		5,020,000	5,158,050
TOTAL SERBIA			13,584,503
SOUTH AFRICA - 1.2%
South African Republic 5% 10/12/2046		1,460,000	1,003,808
South African Republic 5.65% 9/27/2047		6,075,000	4,533,712
South African Republic 5.75% 9/30/2049		7,030,000	5,242,271
South African Republic 7.1% 11/19/2036 (b)		2,840,000	2,762,014
South African Republic 7.3% 4/20/2052		3,545,000	3,208,367
TOTAL SOUTH AFRICA			16,750,172
SRI LANKA - 1.3%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (b)(c)		2,836,603	2,326,326
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (b)(c)		5,563,949	4,117,935
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (b)(c)		5,217,007	3,912,755
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (b)(c)		2,607,407	1,955,842
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (b)(c)		3,756,947	2,705,002
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (b)		3,815,180	3,548,537
TOTAL SRI LANKA			18,566,397
TURKEY - 3.2%
Turkish Republic 26.2% 10/5/2033	TRY	51,490,000	1,415,114
Turkish Republic 31.08% 11/8/2028	TRY	82,225,000	2,298,314
Turkish Republic 37% 2/18/2026	TRY	24,550,000	683,651
Turkish Republic 4.875% 4/16/2043		5,290,000	3,679,936
Turkish Republic 5.125% 2/17/2028		1,505,000	1,460,557
Turkish Republic 5.75% 5/11/2047		4,040,000	3,004,588
Turkish Republic 5.875% 6/26/2031		1,615,000	1,515,577
Turkish Republic 5.95% 1/15/2031		2,685,000	2,543,178
Turkish Republic 6% 1/14/2041		9,082,000	7,451,327
Turkish Republic 6.5% 1/3/2035		4,480,000	4,190,200
Turkish Republic 6.625% 2/17/2045		150,000	126,358
Turkish Republic 6.75% 5/30/2040		2,112,000	1,908,509
Turkish Republic 7.625% 5/15/2034		2,040,000	2,073,150
Turkish Republic 9.125% 7/13/2030		3,825,000	4,231,406
Turkish Republic 9.375% 1/19/2033		515,000	579,535
Turkish Republic 9.375% 3/14/2029		5,270,000	5,815,116
TOTAL TURKEY			42,976,516
UKRAINE - 1.4%
Ukraine Government 0% 2/1/2030 (b)(c)		1,029,342	557,389
Ukraine Government 0% 2/1/2034 (b)(c)		3,846,504	1,586,683
Ukraine Government 0% 2/1/2035 (b)(c)		4,980,568	2,938,535
Ukraine Government 0% 2/1/2036 (b)(c)		2,708,807	1,584,652
Ukraine Government 0% 8/1/2041 (b)(g)		2,230,000	1,711,525
Ukraine Government 1.75% 2/1/2029 (b)(c)		5,423,626	3,725,082
Ukraine Government 1.75% 2/1/2034 (b)(c)		7,856,568	4,405,571
Ukraine Government 1.75% 2/1/2035 (b)(c)		3,491,888	1,920,538
Ukraine Government 1.75% 2/1/2036 (b)(c)		2,466,802	1,332,073
TOTAL UKRAINE			19,762,048
UNITED ARAB EMIRATES - 1.2%
Emirate of Abu Dhabi 3.125% 9/30/2049 (b)		13,102,000	8,692,391
Emirate of Abu Dhabi 3.875% 4/16/2050 (b)		2,990,000	2,283,612
Emirate of Abu Dhabi 5.5% 4/30/2054 (b)		2,370,000	2,316,675
Emirate of Dubai 3.9% 9/9/2050 (e)		4,165,000	3,019,625
TOTAL UNITED ARAB EMIRATES			16,312,303
URUGUAY - 0.6%
Uruguay Republic 5.1% 6/18/2050		6,360,000	5,841,263
Uruguay Republic 5.75% 10/28/2034		1,745,000	1,793,532
TOTAL URUGUAY			7,634,795
UZBEKISTAN - 0.3%
Republic of Uzbekistan 3.7% 11/25/2030 (b)		1,095,000	909,781
Republic of Uzbekistan 3.9% 10/19/2031 (b)		2,880,000	2,367,000
Republic of Uzbekistan 5.375% 2/20/2029 (b)		1,145,000	1,076,025
TOTAL UZBEKISTAN			4,352,806
VENEZUELA - 0.5%
Venezuela Republic 11.95% (e)(f)		17,015,000	2,645,833
Venezuela Republic 12.75% (e)(f)		3,625,000	559,699
Venezuela Republic 9.25% (f)		27,915,000	4,312,868
TOTAL VENEZUELA			7,518,400
ZAMBIA - 0.3%
Republic of Zambia 0.5% 12/31/2053 (b)		4,840,236	2,769,535
Republic of Zambia 5.75% 6/30/2033 (b)(c)		2,079,000	1,821,074
TOTAL ZAMBIA			4,590,609
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $867,612,732)			800,976,750

Non-Convertible Corporate Bonds - 32.6%
	Principal Amount (a)	Value ($)
AZERBAIJAN - 0.9%
Energy - 0.9%
Energy Equipment & Services - 0.9%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (b)	9,951,000	10,064,043
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (e)	2,010,000	2,072,833

TOTAL AZERBAIJAN		12,136,876
BAHRAIN - 0.6%
Energy - 0.6%
Energy Equipment & Services - 0.6%
Bapco Energies BSC Closed 7.5% 10/25/2027 (b)	6,889,000	7,087,059
Bapco Energies BSC Closed 8.375% 11/7/2028 (b)	1,065,000	1,135,599

TOTAL BAHRAIN		8,222,658
BRAZIL - 2.9%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.1%
NBM US Holdings Inc 6.625% 8/6/2029 (b)	2,270,000	2,271,430
Food Products - 0.2%
Adecoagro SA 6% 9/21/2027 (b)	1,440,000	1,404,447
Marb Bondco PLC 3.95% 1/29/2031 (b)	1,295,000	1,080,716
		2,485,163
Energy - 0.4%
Energy Equipment & Services - 0.2%
Yinson Boronia Production BV 8.947% 7/31/2042 (b)	2,570,000	2,682,952
Oil, Gas & Consumable Fuels - 0.2%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (b)	3,493,859	2,913,005
TOTAL ENERGY		5,595,957

Financials - 0.2%
Financial Services - 0.2%
Azul Secured Finance II LLP ICE Term SOFR 3M + 8.25%, 12.8203% 1/28/2025 pay-in-kind (b)(g)(h)	429,382	433,676
Cosan Luxembourg SA 7.25% 6/27/2031 (b)	2,695,000	2,652,042
		3,085,718
Industrials - 0.5%
Aerospace & Defense - 0.2%
Embraer Netherlands Finance BV 5.4% 2/1/2027	660,000	659,379
Embraer Netherlands Finance BV 6.95% 1/17/2028 (b)	1,620,000	1,662,019
		2,321,398
Passenger Airlines - 0.3%
Azul Secured Finance LLP 11.5% 5/28/2029 pay-in-kind (b)	3,829,252	2,144,381
Azul Secured Finance LLP 11.93% 8/28/2028 pay-in-kind (b)	1,761,000	1,770,351
		3,914,732
TOTAL INDUSTRIALS		6,236,130

Materials - 1.3%
Chemicals - 0.3%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (b)	1,495,000	1,023,148
Braskem Netherlands Finance BV 7.25% 2/13/2033 (b)	2,170,000	2,007,250
Braskem Netherlands Finance BV 8% 10/15/2034 (b)	1,345,000	1,280,131
		4,310,529
Metals & Mining - 0.9%
CSN Inova Ventures 6.75% 1/28/2028 (b)	1,250,000	1,169,137
CSN Resources SA 5.875% 4/8/2032 (b)	2,115,000	1,712,495
CSN Resources SA 8.875% 12/5/2030 (b)	1,630,000	1,619,307
Nexa Resources SA 6.5% 1/18/2028 (b)	1,070,000	1,080,037
Nexa Resources SA 6.75% 4/9/2034 (b)	895,000	903,950
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(g)	5,213,002	5,030,547
		11,515,473
Paper & Forest Products - 0.1%
LD Celulose International GmbH 7.95% 1/26/2032 (b)	1,970,000	1,970,610
TOTAL MATERIALS		17,796,612

Utilities - 0.2%
Water Utilities - 0.2%
Aegea Finance Sarl 9% 1/20/2031 (b)	3,015,000	3,071,531
TOTAL BRAZIL		40,542,541
BURKINA FASO - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC 5% 10/14/2026 (b)	3,310,000	3,203,451
CHILE - 2.1%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
VTR Comunicaciones SpA 4.375% 4/15/2029 (b)	933,000	825,584
VTR Comunicaciones SpA 5.125% 1/15/2028 (b)	3,749,000	3,506,477
		4,332,061
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (b)	1,215,000	1,211,586
Empresa Nacional del Petroleo 6.15% 5/10/2033 (b)	1,885,000	1,900,909
		3,112,495
Materials - 1.4%
Metals & Mining - 1.4%
Antofagasta PLC 2.375% 10/14/2030 (b)	3,865,000	3,228,357
Antofagasta PLC 5.625% 5/13/2032 (b)	1,390,000	1,359,156
Corp Nacional del Cobre de Chile 3% 9/30/2029 (b)	2,000,000	1,778,360
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (b)	1,645,000	1,461,994
Corp Nacional del Cobre de Chile 3.15% 1/15/2051 (b)	1,865,000	1,125,416
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (b)	3,765,000	2,522,550
Corp Nacional del Cobre de Chile 4.5% 8/1/2047 (b)	1,970,000	1,526,750
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (b)	1,575,000	1,494,773
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (b)	955,000	949,330
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (b)	1,730,000	1,684,639
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (b)	1,860,000	1,894,294
		19,025,619
Utilities - 0.2%
Electric Utilities - 0.2%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (b)	1,130,000	1,097,795
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (b)	1,003,600	1,012,793
		2,110,588
TOTAL CHILE		28,580,763
CHINA - 1.0%
Consumer Discretionary - 0.6%
Broadline Retail - 0.4%
Prosus NV 3.832% 2/8/2051 (b)	1,590,000	1,032,009
Prosus NV 4.027% 8/3/2050 (b)	650,000	436,313
Prosus NV 4.193% 1/19/2032 (b)	3,505,000	3,130,421
		4,598,743
Hotels, Restaurants & Leisure - 0.2%
Meituan 3.05% 10/28/2030 (b)	1,995,000	1,759,909
Meituan 4.625% 10/2/2029 (b)	1,700,000	1,644,058
		3,403,967
TOTAL CONSUMER DISCRETIONARY		8,002,710

Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Lenovo Group Ltd 3.421% 11/2/2030 (b)	2,915,000	2,614,172
Materials - 0.2%
Chemicals - 0.2%
ENN Clean Energy International Investment Ltd 3.375% 5/12/2026 (b)	3,275,000	3,180,778
TOTAL CHINA		13,797,660
COLOMBIA - 1.5%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Ecopetrol SA 8.375% 1/19/2036	1,740,000	1,676,490
Ecopetrol SA 8.875% 1/13/2033	5,635,000	5,720,709
Geopark Ltd 5.5% 1/17/2027 (b)	2,685,000	2,578,432
		9,975,631
Materials - 0.2%
Metals & Mining - 0.2%
Aris Mining Corp 8% 10/31/2029 (b)	2,790,000	2,762,184
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Enfragen Energia Sur SA 5.375% 12/30/2030 (b)	5,545,000	4,718,462
Termocandelaria Power SA 7.75% 9/17/2031 (b)	2,670,000	2,688,637
		7,407,099
TOTAL COLOMBIA		20,144,914
COSTA RICA - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (b)	2,280,000	2,437,457
CZECH REPUBLIC - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Energo-Pro AS 11% 11/2/2028 (b)	1,700,000	1,830,152
DOMINICAN REPUBLIC - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (b)	1,825,000	1,871,775
GEORGIA - 0.1%
Industrials - 0.1%
Ground Transportation - 0.1%
Georgian Railway JSC 4% 6/17/2028 (b)	2,290,000	1,999,422
GHANA - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Kosmos Energy Ltd 7.5% 3/1/2028 (b)	875,000	823,401
Kosmos Energy Ltd 8.75% 10/1/2031 (b)	7,075,000	6,650,500
Tullow Oil PLC 10.25% 5/15/2026 (b)	4,860,000	4,155,300
Tullow Oil PLC 7% 3/1/2025 (b)	735,000	617,400

TOTAL GHANA		12,246,601
GUATEMALA - 0.7%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
CT Trust 5.125% 2/3/2032 (b)	3,975,000	3,536,518
Millicom International Cellular SA 4.5% 4/27/2031 (b)	2,050,000	1,801,438
Millicom International Cellular SA 7.375% 4/2/2032 (b)	1,650,000	1,635,826
		6,973,782
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Investment Energy Resources Ltd 6.25% 4/26/2029 (b)	2,970,000	2,855,833
TOTAL GUATEMALA		9,829,615
HUNGARY - 0.1%
Financials - 0.1%
Banks - 0.1%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (b)	1,070,000	1,078,699
INDIA - 0.6%
Financials - 0.1%
Consumer Finance - 0.1%
Shriram Finance Ltd 6.625% 4/22/2027 (b)	1,365,000	1,373,531
Health Care - 0.2%
Biotechnology - 0.2%
Biocon Biologics Global PLC 6.67% 10/9/2029 (b)	2,920,000	2,799,352
Information Technology - 0.3%
IT Services - 0.3%
CA Magnum Holdings 5.375% 10/31/2026 (b)	3,545,000	3,460,807
TOTAL INDIA		7,633,690
INDONESIA - 1.1%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Medco Bell Pte Ltd 6.375% 1/30/2027 (b)	3,120,000	3,104,400
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (b)	3,730,000	3,710,865
		6,815,265
Materials - 0.5%
Metals & Mining - 0.5%
Freeport Indonesia PT 4.763% 4/14/2027 (b)	1,225,000	1,212,750
Freeport Indonesia PT 5.315% 4/14/2032 (b)	2,085,000	2,032,875
Freeport Indonesia PT 6.2% 4/14/2052 (b)	1,420,000	1,400,333
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (b)	2,955,000	2,932,838
		7,578,796
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (b)	1,140,000	1,132,875
TOTAL INDONESIA		15,526,936
ISRAEL - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Energean Israel Finance Ltd 4.875% 3/30/2026 (b)(e)	3,470,000	3,390,884
Leviathan Bond Ltd 6.125% 6/30/2025 (b)(e)	2,980,000	2,957,650
Leviathan Bond Ltd 6.5% 6/30/2027 (b)(e)	1,400,000	1,354,580

TOTAL ISRAEL		7,703,114
JAMAICA - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (b)	1,300,000	1,305,850
KAZAKHSTAN - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
KazMunayGas National Co JSC 3.5% 4/14/2033 (b)	2,010,000	1,659,275
KazMunayGas National Co JSC 5.75% 4/19/2047 (b)	1,010,000	871,438
KazMunayGas National Co JSC 6.375% 10/24/2048 (b)	1,400,000	1,298,654
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (b)	3,800,000	3,231,178

TOTAL KAZAKHSTAN		7,060,545
KUWAIT - 0.1%
Materials - 0.1%
Chemicals - 0.1%
MEGlobal Canada ULC 5% 5/18/2025 (b)	1,635,000	1,633,921
MALAYSIA - 0.9%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (b)	3,610,000	3,181,312
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petronas Capital Ltd 3.404% 4/28/2061 (b)	5,315,000	3,463,254
Petronas Capital Ltd 3.5% 4/21/2030 (b)	1,730,000	1,600,631
		5,063,885
Industrials - 0.3%
Marine Transportation - 0.3%
MISC Capital Two Labuan Ltd 3.625% 4/6/2025 (b)	945,000	940,086
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (b)	3,090,000	3,005,890
		3,945,976
TOTAL MALAYSIA		12,191,173
MAURITIUS - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Axian Telecom 7.375% 2/16/2027 (b)	2,870,000	2,853,584
MEXICO - 4.9%
Communication Services - 0.3%
Media - 0.3%
TV Azteca SAB de CV 8.25% (e)(f)	10,535,000	3,897,950
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Bimbo Bakeries USA Inc 6.4% 1/15/2034 (b)	2,285,000	2,373,361
Consumer Staples - 0.2%
Food Products - 0.2%
Gruma SAB de CV 5.761% 12/9/2054 (b)	2,835,000	2,667,565
Energy - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Petroleos Mexicanos 6.5% 3/13/2027	1,725,000	1,662,209
Petroleos Mexicanos 6.5% 6/2/2041	2,587,000	1,832,889
Petroleos Mexicanos 6.625% 6/15/2035	15,841,000	12,458,947
Petroleos Mexicanos 6.7% 2/16/2032	4,827,000	4,214,574
Petroleos Mexicanos 6.75% 9/21/2047	10,407,000	7,154,813
Petroleos Mexicanos 6.875% 10/16/2025	2,295,000	2,284,672
Petroleos Mexicanos 6.875% 8/4/2026	2,485,000	2,441,513
Petroleos Mexicanos 6.95% 1/28/2060	9,575,000	6,549,875
Petroleos Mexicanos 7.69% 1/23/2050	16,573,000	12,462,896
		51,062,388
Materials - 0.2%
Chemicals - 0.2%
Braskem Idesa SAPI 6.99% 2/20/2032 (b)	1,045,000	768,075
Braskem Idesa SAPI 7.45% 11/15/2029 (b)	2,825,000	2,248,135
		3,016,210
Utilities - 0.3%
Electric Utilities - 0.1%
Electricidad Firme de Mexico Holdings SA de CV 4.9% 11/20/2026 (b)	1,350,000	1,317,938
Independent Power and Renewable Electricity Producers - 0.2%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (b)	2,805,000	2,891,085
TOTAL MEXICO		67,226,497
MOROCCO - 0.6%
Materials - 0.6%
Chemicals - 0.6%
OCP SA 3.75% 6/23/2031 (b)	2,180,000	1,884,348
OCP SA 5.125% 6/23/2051 (b)	1,000,000	753,440
OCP SA 6.875% 4/25/2044 (b)	3,000,000	2,913,750
OCP SA 7.5% 5/2/2054 (b)	2,100,000	2,130,198

TOTAL MOROCCO		7,681,736
NIGERIA - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
IHS Holding Ltd 5.625% 11/29/2026 (b)	944,000	927,480
IHS Holding Ltd 7.875% 5/29/2030 (b)	2,780,000	2,740,913
		3,668,393
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (b)	1,024,338	1,023,058
TOTAL NIGERIA		4,691,451
PANAMA - 0.7%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (b)	3,275,000	3,195,549
Media - 0.3%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (b)	4,955,000	4,501,320
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 6.875% 9/15/2027 (b)	1,231,000	1,216,692
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (b)	1,230,000	885,784
TOTAL PANAMA		9,799,345
PARAGUAY - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (b)	2,400,000	2,382,000
PERU - 0.6%
Consumer Staples - 0.2%
Food Products - 0.2%
Camposol SA 6% 2/3/2027 (b)	2,340,000	2,216,425
Materials - 0.4%
Metals & Mining - 0.4%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (b)	2,100,000	2,085,300
Volcan Cia Minera SAA 8.75% 1/24/2030 (b)	2,898,000	2,758,577
		4,843,877
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (b)	1,685,000	1,625,688
TOTAL PERU		8,685,990
PUERTO RICO - 0.2%
Communication Services - 0.2%
Media - 0.2%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (b)	4,260,000	3,417,963
QATAR - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
QatarEnergy 2.25% 7/12/2031 (b)	5,785,000	4,858,185
QatarEnergy 3.125% 7/12/2041 (b)	5,805,000	4,279,155
QatarEnergy 3.3% 7/12/2051 (b)	7,160,000	4,920,263

TOTAL QATAR		14,057,603
SAUDI ARABIA - 3.0%
Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (b)	6,860,000	5,876,019
SA Global Sukuk Ltd 1.602% 6/17/2026 (b)	2,530,000	2,406,663
Saudi Arabian Oil Co 2.25% 11/24/2030 (b)	4,120,000	3,517,450
Saudi Arabian Oil Co 3.25% 11/24/2050 (b)	4,170,000	2,704,912
Saudi Arabian Oil Co 3.5% 4/16/2029 (b)	11,299,000	10,614,055
Saudi Arabian Oil Co 4.25% 4/16/2039 (b)	3,505,000	3,007,290
Saudi Arabian Oil Co 4.375% 4/16/2049 (b)	3,671,000	2,918,445
Saudi Arabian Oil Co 5.875% 7/17/2064 (b)	1,030,000	957,127
		32,001,961
Industrials - 0.7%
Construction & Engineering - 0.7%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (b)	1,265,000	1,248,795
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (b)	2,330,000	2,275,548
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (b)	2,260,000	2,269,899
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (b)	1,685,000	1,705,009
TMS Issuer Sarl 5.78% 8/23/2032 (b)	1,670,000	1,700,269
		9,199,520
TOTAL SAUDI ARABIA		41,201,481
SERBIA - 0.2%
Consumer Discretionary - 0.2%
Distributors - 0.2%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (b)	2,770,000	2,765,153
SOUTH AFRICA - 1.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)	4,940,000	3,855,176
Materials - 0.6%
Chemicals - 0.5%
Sasol Financing USA LLC 4.375% 9/18/2026	5,555,000	5,320,635
Sasol Financing USA LLC 8.75% 5/3/2029 (b)	820,000	830,322
		6,150,957
Metals & Mining - 0.1%
Stillwater Mining Co 4% 11/16/2026 (b)	1,700,000	1,606,500
Utilities - 1.0%
Electric Utilities - 1.0%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (b)	3,515,000	3,494,121
Eskom Holdings SOC Ltd 7.125% 2/11/2025 (b)	8,380,000	8,369,525
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (b)	1,310,000	1,373,862
		13,237,508
TOTAL SOUTH AFRICA		24,850,141
TURKEY - 0.4%
Financials - 0.1%
Banks - 0.1%
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (b)	1,735,000	1,825,545
Industrials - 0.3%
Building Products - 0.3%
Sisecam UK PLC 8.625% 5/2/2032 (b)	3,310,000	3,286,201
TOTAL TURKEY		5,111,746
UKRAINE - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (b)	1,441,937	1,067,033
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (e)	1,821,224	1,693,738
		2,760,771
Financials - 0.0%
Banks - 0.0%
Ukreximbank Via Biz Finance PLC loan participation 9.75% 1/22/2025 (b)	293,500	278,825
TOTAL UKRAINE		3,039,596
UNITED ARAB EMIRATES - 2.3%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (b)	4,215,000	3,805,344
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (b)	8,100,000	6,574,608
		10,379,952
Financials - 0.9%
Financial Services - 0.9%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (b)	2,855,000	2,627,492
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (b)	1,390,000	1,410,850
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (b)	1,515,000	1,372,620
MDGH GMTN RSC Ltd 3.375% 3/28/2032 (e)	570,000	511,176
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (b)	1,715,000	1,607,212
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (b)	3,040,000	2,787,316
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (b)	1,620,000	1,649,095
		11,965,761
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (b)	1,075,000	1,004,789
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (e)	1,505,000	1,559,556
Utilities - 0.5%
Multi-Utilities - 0.5%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (b)	2,460,000	1,914,028
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (b)	1,740,000	1,699,876
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (b)	2,850,000	2,670,094
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (b)	545,000	539,413
		6,823,411
TOTAL UNITED ARAB EMIRATES		31,733,469
UZBEKISTAN - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (b)	1,595,000	1,589,019
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (b)	1,410,000	1,395,026

TOTAL UZBEKISTAN		2,984,045
VENEZUELA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petroleos de Venezuela SA 12.75% (b)(f)	3,065,000	340,215
Petroleos de Venezuela SA 5.375% (e)(f)	6,115,000	657,607
Petroleos de Venezuela SA 5.5% (e)(f)	3,475,000	373,389
Petroleos de Venezuela SA 6% (b)(f)	8,980,000	924,760
Petroleos de Venezuela SA 6% (b)(f)	15,840,000	1,655,280
Petroleos de Venezuela SA 9.75% (b)(f)	12,585,000	1,409,520

TOTAL VENEZUELA		5,360,771
VIETNAM - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (b)	2,146,300	2,058,001
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $503,141,676)		450,878,385

Preferred Securities - 1.3%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale SA 0% (g)(i)	BRL	6,640,000	381,557
CHILE - 0.3%
Financials - 0.3%
Banks - 0.3%
Banco de Credito e Inversiones SA 7.5% (b)(g)(i)		1,775,000	1,782,986
Banco de Credito e Inversiones SA 8.75% (b)(g)(i)		1,745,000	1,885,743

TOTAL CHILE			3,668,729
MEXICO - 0.7%
Financials - 0.3%
Banks - 0.3%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(g)(i)		3,300,000	3,302,821
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(g)(i)		1,195,000	1,198,010
			4,500,831
Materials - 0.4%
Construction Materials - 0.4%
Cemex SAB de CV 5.125% (b)(g)(i)		3,910,000	3,894,907
Cemex SAB de CV 9.125% (b)(g)(i)		1,850,000	1,912,114
			5,807,021
TOTAL MEXICO			10,307,852
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(f)(g)(i)(j)		1,625,000	81,249
UNITED ARAB EMIRATES - 0.3%
Industrials - 0.3%
Marine Transportation - 0.3%
DP World Salaam 6% (e)(g)(i)		4,625,000	4,740,625
TOTAL PREFERRED SECURITIES (Cost $20,886,370)			19,180,012

U.S. Treasury Obligations - 3.5%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	2.99 to 3.12	12,474,000	8,723,464
US Treasury Bonds 3.25% 5/15/2042	3.37 to 5.18	9,912,000	8,062,320
US Treasury Bonds 3.625% 2/15/2053	3.84 to 5.06	8,841,000	7,183,228
US Treasury Notes 3.625% 3/31/2030	3.31 to 3.33	4,389,000	4,229,901
US Treasury Notes 3.75% 5/31/2030	3.84 to 3.87	3,633,000	3,516,341
US Treasury Notes 4% 2/28/2030	3.40	2,772,000	2,720,682
US Treasury Notes 4.125% 3/31/2031	4.66	6,174,000	6,060,509
US Treasury Notes 4.625% 9/30/2028	4.87	4,578,000	4,620,807
US Treasury Notes 4.625% 9/30/2030	5.00	2,898,000	2,924,931
TOTAL U.S. TREASURY OBLIGATIONS (Cost $53,994,886)			48,042,183

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l) (Cost $39,530,437)	4.36	39,522,533	39,530,437

TOTAL INVESTMENT IN SECURITIES - 98.3% (Cost $1,485,166,101)	1,358,607,767
NET OTHER ASSETS (LIABILITIES) - 1.7%	22,905,569
NET ASSETS - 100.0%	1,381,513,336

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	681	Mar 2025	74,058,750	(628,781)	(628,781)

The notional amount of futures purchased as a percentage of Net Assets is 5.4%

Currency Abbreviations
BRL	-	Brazilian Real
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
NGN	-	Nigerian Naira
TRY	-	New Turkish Lira

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $900,882,639 or 65.2% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $31,398,396 or 2.3% of net assets.

(f)	Non-income producing - Security is in default.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Level 3 security
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	54,493,561	433,211,071	448,174,308	2,178,802	113	-	39,530,437	39,522,533	0.1%
Total	54,493,561	433,211,071	448,174,308	2,178,802	113	-	39,530,437	39,522,533

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	800,976,750	-	800,976,750	-

Non-Convertible Corporate Bonds
Communication Services	40,294,470	-	40,294,470	-
Consumer Discretionary	16,322,536	-	16,322,536	-
Consumer Staples	9,640,583	-	9,640,583	-
Energy	193,556,473	-	193,556,473	-
Financials	22,045,536	-	22,045,536	-
Health Care	2,799,352	-	2,799,352	-
Industrials	29,735,447	-	29,735,447	-
Information Technology	7,098,037	-	7,098,037	-
Materials	81,464,686	-	81,464,686	-
Real Estate	1,559,556	-	1,559,556	-
Utilities	46,361,709	-	46,361,709	-

Preferred Securities
Financials	8,250,809	-	8,169,560	81,249
Industrials	4,740,625	-	4,740,625	-
Materials	6,188,578	-	6,188,578	-

U.S. Treasury Obligations	48,042,183	-	48,042,183	-

Money Market Funds	39,530,437	39,530,437	-	-
Total Investments in Securities:	1,358,607,767	39,530,437	1,318,996,081	81,249
Derivative Instruments: Liabilities
Futures Contracts	(628,781)	(628,781)	-	-
Total Liabilities	(628,781)	(628,781)	-	-
Total Derivative Instruments:	(628,781)	(628,781)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	0	(628,781)
Total Interest Rate Risk	0	(628,781)
Total Value of Derivatives	0	(628,781)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Series Emerging Markets Debt Fund
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,445,635,664)	$1,319,077,330
Fidelity Central Funds (cost $39,530,437)	39,530,437

Total Investment in Securities (cost $1,485,166,101)		$1,358,607,767
Segregated cash with brokers for derivative instruments		1,434,000
Cash		25,625
Receivable for investments sold		645,508
Receivable for fund shares sold		367,494
Interest receivable		22,996,438
Distributions receivable from Fidelity Central Funds		170,357
Receivable from investment adviser for expense reductions		11,329
Other receivables		243
Total assets		1,384,258,761
Liabilities
Payable for investments purchased	$190,488
Payable for fund shares redeemed	2,401,829
Payable for daily variation margin on futures contracts	149,032
Other payables and accrued expenses	4,076
Total liabilities		2,745,425
Net Assets		$1,381,513,336
Net Assets consist of:
Paid in capital		$1,710,331,238
Total accumulated earnings (loss)		(328,817,902)
Net Assets		$1,381,513,336
Net Asset Value, offering price and redemption price per share ($1,381,513,336 ÷ 174,837,504 shares)		$7.90
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$1,059,794
Interest		82,543,676
Income from Fidelity Central Funds		2,178,802
Income before foreign taxes withheld		$85,782,272
Less foreign taxes withheld		(34,078)
Total income		85,748,194
Expenses
Custodian fees and expenses	$8,594
Independent trustees' fees and expenses	5,853
Legal	164,263
Miscellaneous	328
Total expenses before reductions	179,038
Expense reductions	(138,695)
Total expenses after reductions		40,343
Net Investment income (loss)		85,707,851
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(13,115,449)
Fidelity Central Funds	113
Foreign currency transactions	(73,561)
Futures contracts	(1,100,920)
Swaps	760,907
Total net realized gain (loss)		(13,528,910)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	33,491,644
Assets and liabilities in foreign currencies	(20,572)
Futures contracts	(702,589)
Total change in net unrealized appreciation (depreciation)		32,768,483
Net gain (loss)		19,239,573
Net increase (decrease) in net assets resulting from operations		$104,947,424
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$85,707,851	$84,298,163
Net realized gain (loss)	(13,528,910)	(44,880,935)
Change in net unrealized appreciation (depreciation)	32,768,483	103,676,087
Net increase (decrease) in net assets resulting from operations	104,947,424	143,093,315
Distributions to shareholders	(77,300,052)	(75,296,697)

Share transactions
Proceeds from sales of shares	215,494,185	124,923,949
Reinvestment of distributions	77,300,052	75,296,578
Cost of shares redeemed	(224,579,109)	(143,233,600)

Net increase (decrease) in net assets resulting from share transactions	68,215,128	56,986,927
Total increase (decrease) in net assets	95,862,500	124,783,545

Net Assets
Beginning of period	1,285,650,836	1,160,867,291
End of period	$1,381,513,336	$1,285,650,836

Other Information
Shares
Sold	27,463,426	16,964,106
Issued in reinvestment of distributions	9,829,395	10,202,779
Redeemed	(28,400,452)	(19,447,972)
Net increase (decrease)	8,892,369	7,718,913

Financial Highlights
Fidelity® Series Emerging Markets Debt Fund

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.75	$7.34	$9.07	$9.54	$9.60
Income from Investment Operations
Net investment income (loss) A,B	.496	.524	.470	.456	.519
Net realized and unrealized gain (loss)	.101	.353 C	(1.779)	(.515)	(.103)
Total from investment operations	.597	.877	(1.309)	(.059)	.416
Distributions from net investment income	(.447)	(.467)	(.421)	(.411)	(.476)
Total distributions	(.447)	(.467)	(.421)	(.411)	(.476)
Net asset value, end of period	$7.90	$7.75	$7.34	$9.07	$9.54
Total Return D	7.89%	12.47%	(14.45)%	(.60)%	4.75%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.01%	.02%	-% G	-% G	-% G
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	6.29%	7.12%	6.12%	4.93%	5.73%
Supplemental Data
Net assets, end of period (000 omitted)	$1,381,513	$1,285,651	$1,160,867	$1,442,565	$1,456,242
Portfolio turnover rate H	18%	22%	27%	29%	84%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Series Emerging Markets Debt Local Currency Fund
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 84.8%
		Principal Amount (a)	Value ($)
BRAZIL - 7.4%
Brazilian Federative Republic Treasury Bills 0% 1/1/2026 (b)	BRL	51,000,000	7,146,249
Brazilian Federative Republic Treasury Bills 0% 1/1/2030 (b)	BRL	21,500,000	1,683,596
Brazilian Federative Republic Treasury Bills 0% 7/1/2026 (b)	BRL	39,250,000	5,096,293
Brazilian Federative Republic Treasury Bills 0% 7/1/2027 (b)	BRL	12,000,000	1,343,700
Brazilian Federative Republic Treasury Bills 0% 7/1/2028 (b)	BRL	10,500,000	1,016,914
Brazilian Federative Republic Treasury Notes 10% 1/1/2027	BRL	38,000,000	5,581,507
Brazilian Federative Republic Treasury Notes 10% 1/1/2029	BRL	34,000,000	4,625,078
Brazilian Federative Republic Treasury Notes 10% 1/1/2031	BRL	1,750,000	225,683
Brazilian Federative Republic Treasury Notes 10% 1/1/2033	BRL	11,950,000	1,486,172
Brazilian Federative Republic Treasury Notes 10% 1/1/2035	BRL	5,500,000	667,505
Brazilian Government International Bond 10% 1/1/2025	BRL	6,750,000	1,091,928
TOTAL BRAZIL			29,964,625
CHILE - 1.4%
Chilean Republic 4.7% 9/1/2030 (c)(d)	CLP	1,725,000,000	1,638,041
Chilean Republic 6% 1/1/2043	CLP	1,275,000,000	1,321,620
Chilean Republic 6% 4/1/2033 (c)(d)	CLP	2,650,000,000	2,682,615
TOTAL CHILE			5,642,276
CHINA - 4.8%
Peoples Republic of China 2.04% 11/25/2034	CNY	6,000,000	848,095
Peoples Republic of China 2.57% 5/20/2054	CNY	7,500,000	1,163,180
Peoples Republic of China 2.68% 5/21/2030	CNY	42,000,000	6,098,968
Peoples Republic of China 2.88% 2/25/2033	CNY	28,000,000	4,181,596
Peoples Republic of China 3.12% 10/25/2052	CNY	17,750,000	3,002,920
Peoples Republic of China 3.81% 9/14/2050	CNY	23,250,000	4,319,770
TOTAL CHINA			19,614,529
COLOMBIA - 4.2%
Colombian Republic 5.75% 11/3/2027	COP	31,100,000,000	6,332,628
Colombian Republic 6% 4/28/2028	COP	1,850,000,000	368,579
Colombian Republic 7% 3/26/2031	COP	5,000,000,000	921,212
Colombian Republic 7% 6/30/2032	COP	26,300,000,000	4,634,501
Colombian Republic 7.25% 10/18/2034	COP	11,500,000,000	1,922,647
Colombian Republic 7.25% 10/26/2050	COP	8,500,000,000	1,138,547
Colombian Republic 9.25% 5/28/2042	COP	10,650,000,000	1,855,544
TOTAL COLOMBIA			17,173,658
CZECH REPUBLIC - 4.3%
Czech Republic 0.95% 5/15/2030 (c)	CZK	175,750,000	6,205,524
Czech Republic 1.2% 3/13/2031	CZK	185,120,000	6,460,236
Czech Republic 1.5% 4/24/2040	CZK	21,500,000	600,928
Czech Republic 1.95% 7/30/2037	CZK	38,500,000	1,216,643
Czech Republic 2% 10/13/2033	CZK	55,000,000	1,902,856
Czech Republic 2.75% 7/23/2029	CZK	26,000,000	1,018,966
TOTAL CZECH REPUBLIC			17,405,153
DOMINICAN REPUBLIC - 0.8%
Dominican Republic International Bond 10.75% 6/1/2036 (c)	DOP	51,000,000	898,430
Dominican Republic International Bond 13.625% 2/3/2033 (d)	DOP	38,500,000	756,496
Dominican Republic International Bond 9.75% 6/5/2026 (c)	DOP	88,500,000	1,449,974
TOTAL DOMINICAN REPUBLIC			3,104,900
EGYPT - 1.1%
Arab Republic of Egypt 14.556% 10/13/2027	EGP	36,000,000	559,845
Arab Republic of Egypt 16.1% 5/7/2029	EGP	12,000,000	186,688
Arab Republic of Egypt Treasury Bills 0% 2/18/2025 (b)	EGP	84,450,000	1,593,678
Arab Republic of Egypt Treasury Bills 0% 4/22/2025 (b)	EGP	54,000,000	981,549
Arab Republic of Egypt Treasury Bills 0% 4/29/2025 (b)	EGP	57,250,000	1,035,624
TOTAL EGYPT			4,357,384
HUNGARY - 2.3%
Hungary Government 2.25% 4/20/2033	HUF	280,000,000	515,368
Hungary Government 2.75% 12/22/2026	HUF	969,000,000	2,287,581
Hungary Government 3% 10/27/2038	HUF	450,000,000	742,897
Hungary Government 3.25% 10/22/2031	HUF	257,000,000	540,057
Hungary Government 4.75% 11/24/2032	HUF	425,000,000	951,260
Hungary Government 6.75% 10/22/2028	HUF	1,653,000,000	4,201,326
TOTAL HUNGARY			9,238,489
INDIA - 3.0%
Republic of India 6.67% 12/17/2050	INR	419,000,000	4,695,186
Republic of India 7.1% 4/18/2029	INR	85,000,000	1,005,856
Republic of India 7.18% 7/24/2037	INR	275,000,000	3,290,431
Republic of India 7.18% 8/14/2033	INR	85,000,000	1,015,999
Republic of India 7.3% 6/19/2053	INR	167,500,000	2,022,667
TOTAL INDIA			12,030,139
INDONESIA - 8.8%
Indonesia Government 5.125% 4/15/2027	IDR	15,000,000,000	896,086
Indonesia Government 6.375% 4/15/2032	IDR	48,250,000,000	2,879,411
Indonesia Government 6.5% 2/15/2031	IDR	65,000,000,000	3,936,418
Indonesia Government 6.625% 2/15/2034	IDR	69,000,000,000	4,168,162
Indonesia Government 7% 2/15/2033	IDR	29,000,000,000	1,793,844
Indonesia Government 7.125% 6/15/2038	IDR	35,000,000,000	2,179,807
Indonesia Government 7.125% 6/15/2042	IDR	15,750,000,000	976,118
Indonesia Government 7.125% 6/15/2043	IDR	11,000,000,000	683,100
Indonesia Government 7.5% 4/15/2040	IDR	40,750,000,000	2,617,925
Indonesia Government 8.25% 5/15/2029	IDR	91,500,000,000	5,937,979
Indonesia Government 8.25% 5/15/2036	IDR	44,750,000,000	3,013,917
Indonesia Government 8.375% 3/15/2034	IDR	34,788,000,000	2,345,137
Indonesia Government 8.375% 9/15/2026	IDR	66,750,000,000	4,230,766
TOTAL INDONESIA			35,658,670
MALAYSIA - 9.9%
Malaysia Government 3.502% 5/31/2027	MYR	9,500,000	2,125,225
Malaysia Government 3.519% 4/20/2028	MYR	40,750,000	9,098,237
Malaysia Government 3.582% 7/15/2032	MYR	15,750,000	3,467,712
Malaysia Government 3.757% 5/22/2040	MYR	5,000,000	1,081,919
Malaysia Government 3.828% 7/5/2034	MYR	14,300,000	3,196,273
Malaysia Government 3.885% 8/15/2029	MYR	13,000,000	2,938,613
Malaysia Government 3.906% 7/15/2026	MYR	18,000,000	4,055,928
Malaysia Government 4.065% 6/15/2050	MYR	17,000,000	3,735,856
Malaysia Government 4.18% 5/16/2044	MYR	5,000,000	1,134,015
Malaysia Government 4.457% 3/31/2053	MYR	4,500,000	1,048,380
Malaysia Government 4.504% 4/30/2029	MYR	9,750,000	2,256,880
Malaysia Government 4.642% 11/7/2033	MYR	4,250,000	1,006,608
Malaysia Government 4.696% 10/15/2042	MYR	6,450,000	1,550,957
Malaysia Government 4.736% 3/15/2046	MYR	4,500,000	1,094,381
Malaysia Government 4.762% 4/7/2037	MYR	8,750,000	2,111,428
Malaysia Government 4.893% 6/8/2038	MYR	2,000,000	488,127
TOTAL MALAYSIA			40,390,539
MEXICO - 10.1%
United Mexican States 10% 11/20/2036	MXN	10,000,000	466,337
United Mexican States 5.75% 3/5/2026	MXN	248,000,000	11,365,885
United Mexican States 7.5% 5/26/2033	MXN	113,000,000	4,594,097
United Mexican States 7.5% 6/3/2027	MXN	59,250,000	2,701,173
United Mexican States 7.75% 11/13/2042	MXN	184,750,000	6,788,151
United Mexican States 7.75% 11/23/2034	MXN	42,500,000	1,704,907
United Mexican States 8% 7/31/2053	MXN	78,750,000	2,846,194
United Mexican States 8.5% 11/18/2038	MXN	26,000,000	1,062,065
United Mexican States 8.5% 5/31/2029	MXN	205,250,000	9,332,324
TOTAL MEXICO			40,861,133
PERU - 2.1%
Peruvian Republic 5.35% 8/12/2040	PEN	2,250,000	502,961
Peruvian Republic 5.4% 8/12/2034	PEN	10,100,000	2,451,909
Peruvian Republic 5.94% 2/12/2029	PEN	750,000	205,883
Peruvian Republic 6.9% 8/12/2037	PEN	4,500,000	1,190,861
Peruvian Republic 6.95% 8/12/2031	PEN	11,500,000	3,219,726
Peruvian Republic 7.3% 8/12/2033 (c)(d)	PEN	3,750,000	1,050,372
TOTAL PERU			8,621,712
POLAND - 4.6%
Republic of Poland 0.25% 10/25/2026	PLN	2,250,000	499,820
Republic of Poland 1.25% 10/25/2030	PLN	11,700,000	2,232,120
Republic of Poland 1.75% 4/25/2032	PLN	18,750,000	3,471,544
Republic of Poland 2.75% 10/25/2029	PLN	11,250,000	2,411,101
Republic of Poland 2.75% 4/25/2028	PLN	10,500,000	2,345,797
Republic of Poland 4.75% 7/25/2029	PLN	8,500,000	1,992,876
Republic of Poland 5% 10/25/2034	PLN	6,000,000	1,357,402
Republic of Poland 6% 10/25/2033	PLN	17,500,000	4,275,546
TOTAL POLAND			18,586,206
ROMANIA - 4.4%
Romanian Republic 3.65% 9/24/2031	RON	11,750,000	1,977,930
Romanian Republic 4.25% 4/28/2036	RON	2,500,000	396,630
Romanian Republic 4.75% 10/11/2034	RON	2,750,000	470,907
Romanian Republic 4.75% 2/24/2025	RON	26,050,000	5,409,609
Romanian Republic 5% 2/12/2029	RON	30,950,000	5,948,866
Romanian Republic 5.8% 7/26/2027	RON	7,500,000	1,511,387
Romanian Republic 6.7% 2/25/2032	RON	3,750,000	753,123
Romanian Republic 7.2% 10/30/2033	RON	7,750,000	1,592,209
TOTAL ROMANIA			18,060,661
SOUTH AFRICA - 8.3%
South African Republic 6.25% 3/31/2036	ZAR	49,500,000	1,889,912
South African Republic 6.5% 2/28/2041	ZAR	4,000,000	141,383
South African Republic 7% 2/28/2031	ZAR	61,750,000	2,906,132
South African Republic 8% 1/31/2030	ZAR	248,750,000	12,622,007
South African Republic 8.25% 3/31/2032	ZAR	17,750,000	870,562
South African Republic 8.5% 1/31/2037	ZAR	80,000,000	3,595,808
South African Republic 8.75% 2/28/2048	ZAR	130,250,000	5,547,078
South African Republic 8.875% 2/28/2035	ZAR	131,500,000	6,339,734
TOTAL SOUTH AFRICA			33,912,616
THAILAND - 4.3%
Kingdom of Thailand 1.585% 12/17/2035	THB	127,750,000	3,462,477
Kingdom of Thailand 1.6% 6/17/2035	THB	135,750,000	3,685,632
Kingdom of Thailand 2% 6/17/2042	THB	66,000,000	1,748,851
Kingdom of Thailand 2.875% 6/17/2046	THB	44,400,000	1,324,306
Kingdom of Thailand 3.3% 6/17/2038	THB	66,750,000	2,121,769
Kingdom of Thailand 3.39% 6/17/2037	THB	72,500,000	2,324,392
Kingdom of Thailand 3.45% 6/17/2043	THB	91,000,000	2,956,473
TOTAL THAILAND			17,623,900
TURKEY - 2.6%
Turkish Republic 0% 4/9/2025 (b)	TRY	42,500,000	1,082,737
Turkish Republic 10.5% 8/11/2027	TRY	27,500,000	489,024
Turkish Republic 12.6% 10/1/2025	TRY	95,000,000	2,248,332
Turkish Republic 17.3% 7/19/2028	TRY	35,500,000	713,458
Turkish Republic 17.8% 7/13/2033	TRY	23,500,000	466,060
Turkish Republic 26.2% 10/5/2033	TRY	61,500,000	1,690,222
Turkish Republic 30% 9/12/2029	TRY	22,250,000	615,435
Turkish Republic 31.08% 11/8/2028	TRY	77,750,000	2,173,231
Turkish Republic 36% 8/12/2026	TRY	35,000,000	973,170
TOTAL TURKEY			10,451,669
URUGUAY - 0.4%
Uruguay Republic 8.25% 5/21/2031	UYU	31,500,000	669,731
Uruguay Republic 8.5% 3/15/2028 (c)	UYU	14,025,000	313,767
Uruguay Republic 9.75% 7/20/2033	UYU	34,298,120	784,796
TOTAL URUGUAY			1,768,294
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $371,843,540)			344,466,553

Non-Convertible Corporate Bonds - 3.2%
		Principal Amount (a)	Value ($)
MULTI-NATIONAL - 3.2%
Financials - 3.2%
Banks - 2.6%
Corp Andina de Fomento 7.65% 3/5/2031 (c)	INR	141,000,000	1,619,956
European Bank for Reconstruction & Development 6.25% 4/11/2028	INR	171,000,000	1,946,834
Inter-American Development Bank 5.1% 11/17/2026	IDR	15,000,000,000	902,739
Inter-American Development Bank 7% 1/25/2029	INR	170,000,000	1,970,877
Inter-American Development Bank 7% 8/8/2033	INR	89,000,000	1,036,596
Inter-American Development Bank 7.35% 10/6/2030	INR	250,000,000	2,943,598
			10,420,600
Capital Markets - 0.1%
Asian Infrastructure Investment Bank/The 6.65% 6/30/2033 (c)	INR	65,000,000	736,664
Financial Services - 0.5%
International Bank for Reconstruction & Development 7.05% 7/22/2029	INR	172,000,000	1,999,100
TOTAL FINANCIALS			13,156,364

TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $13,718,059)			13,156,364

U.S. Treasury Obligations - 0.5%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/15/2025 (Cost $2,096,007)	4.38	2,130,000	2,097,423

Money Market Funds - 9.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $39,243,522)	4.36	39,235,675	39,243,522

TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $426,901,128)	398,963,862
NET OTHER ASSETS (LIABILITIES) - 1.8%	7,411,270
NET ASSETS - 100.0%	406,375,132

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

RON	11,038,000	USD	2,333,078	BNP Paribas SA	2/18/25	(41,733)
TRY	13,907,000	USD	369,096	Bank of America NA	2/18/25	6,648
USD	1,088,309	PLN	4,471,000	Bank of America NA	2/18/25	7,566
HUF	440,504,000	USD	1,117,474	Canadian Imperial Bank of Commerce	2/18/25	(11,062)
PLN	4,506,000	USD	1,108,049	JPMorgan Chase Bank NA	2/18/25	(18,846)
THB	61,188,000	USD	1,785,659	JPMorgan Chase Bank NA	2/18/25	1,680
USD	1,054,881	CNY	7,602,000	BNP Paribas SA	2/18/25	9,878
TRY	36,655,000	USD	973,484	Bank of America NA	2/18/25	16,873
USD	1,226,480	PEN	4,654,000	Bank of America NA	2/18/25	(10,188)
USD	938,961	HUF	362,917,000	Canadian Imperial Bank of Commerce	2/18/25	27,423
ZAR	16,249,000	USD	891,885	Canadian Imperial Bank of Commerce	2/18/25	(34,517)
CZK	27,330,000	USD	1,147,291	Citibank NA	2/18/25	(23,040)
USD	4,252,523	INR	365,902,000	Citibank NA	2/18/25	(4,359)
PLN	5,074,000	USD	1,243,917	JPMorgan Chase Bank NA	2/18/25	(17,415)
USD	2,314,453	RON	11,038,000	JPMorgan Chase Bank NA	2/18/25	23,109
IDR	8,270,400,000	USD	508,916	Royal Bank of Canada	2/18/25	4,088
TRY	22,327,000	USD	591,764	Bank of America NA	2/18/25	11,475
USD	3,428,012	BRL	20,131,000	Bank of America NA	2/18/25	197,693
USD	2,680,366	COP	12,150,100,000	Bank of America NA	2/18/25	(60,223)
USD	919,995	SGD	1,233,000	Brown Brothers Harriman & Co	2/18/25	15,424
CZK	11,984,000	USD	501,653	Canadian Imperial Bank of Commerce	2/18/25	(8,678)
TRY	79,872,000	USD	2,120,867	Citibank NA	2/18/25	37,142
USD	990,370	CNY	7,096,000	Citibank NA	2/18/25	14,924
USD	1,391,831	CZK	33,211,000	Citibank NA	2/18/25	25,658
USD	1,099,028	ZAR	19,771,000	Citibank NA	2/18/25	55,823
USD	1,664,631	MXN	34,773,000	State Street Bank & Trust Co	2/18/25	10,030
BRL	6,670,000	USD	1,101,569	Bank of America NA	2/18/25	(31,268)
THB	42,235,000	USD	1,256,973	JPMorgan Chase Bank NA	2/18/25	(23,263)
USD	1,288,012	THB	43,941,000	JPMorgan Chase Bank NA	2/18/25	4,469
COP	6,614,500,000	USD	1,496,493	Goldman Sachs Bank USA	2/18/25	(4,520)
USD	3,139,665	BRL	19,670,000	Goldman Sachs Bank USA	2/18/25	(16,679)
BRL	6,500,000	USD	1,059,408	Royal Bank of Canada	2/18/25	(16,387)
INR	279,894,000	USD	3,301,415	Royal Bank of Canada	2/18/25	(45,145)
USD	1,314,246	ZAR	24,182,000	State Street Bank & Trust Co	2/18/25	38,297
USD	1,563,034	ZAR	27,940,000	State Street Bank & Trust Co	2/18/25	88,797
PLN	14,171,000	USD	3,476,886	Bank of America NA	2/18/25	(51,432)
PLN	11,336,000	USD	2,781,807	Canadian Imperial Bank of Commerce	2/18/25	(41,636)
PLN	3,511,000	USD	854,594	Canadian Imperial Bank of Commerce	2/18/25	(5,905)
ZAR	24,182,000	USD	1,319,202	Citibank NA	2/18/25	(43,253)
THB	37,736,000	USD	1,093,639	JPMorgan Chase Bank NA	2/18/25	8,653
USD	1,249,082	THB	43,212,000	JPMorgan Chase Bank NA	2/18/25	(13,167)
CNY	126,952,000	USD	17,696,125	Goldman Sachs Bank USA	2/18/25	(244,774)
EGP	21,955,000	USD	393,812	Goldman Sachs Bank USA	3/13/25	26,541
USD	1,183,413	SGD	1,588,000	Royal Bank of Canada	2/18/25	18,401
INR	84,180,000	USD	994,977	State Street Bank & Trust Co	2/18/25	(15,631)
IDR	37,346,700,000	USD	2,334,898	BNP Paribas SA	2/18/25	(18,320)
CLP	1,528,783,000	USD	1,567,179	Bank of America NA	2/18/25	(30,755)
USD	2,061,267	TRY	78,928,000	Bank of America NA	2/18/25	(71,237)
THB	36,044,000	USD	1,040,471	JPMorgan Chase Bank NA	2/18/25	12,396
PLN	4,347,000	USD	1,066,279	Goldman Sachs Bank USA	2/18/25	(15,510)
SGD	1,416,000	USD	1,059,241	Goldman Sachs Bank USA	2/18/25	(20,415)
USD	2,176,003	INR	185,439,000	Goldman Sachs Bank USA	2/18/25	18,617
USD	1,047,331	MXN	21,527,000	Goldman Sachs Bank USA	2/18/25	23,013
USD	1,117,988	MYR	5,022,000	State Street Bank & Trust Co	2/18/25	(7,066)
PLN	21,481,000	USD	5,315,644	BNP Paribas SA	2/18/25	(123,195)
USD	1,139,933	BRL	6,972,000	BNP Paribas SA	2/18/25	21,172
USD	1,939,563	INR	164,921,000	BNP Paribas SA	2/18/25	20,881
SGD	2,793,000	USD	2,057,842	Bank of America NA	2/18/25	(8,801)
TRY	55,717,000	USD	1,492,251	Bank of America NA	2/18/25	13,130
USD	1,761,016	HUF	692,455,000	Bank of America NA	2/18/25	21,779
USD	962,693	PLN	3,964,000	Bank of America NA	2/18/25	4,504
USD	2,015,194	PLN	8,295,000	Canadian Imperial Bank of Commerce	2/18/25	10,103
USD	1,453,052	COP	6,474,800,000	Citibank NA	2/18/25	(7,410)
USD	1,108,143	TRY	41,836,000	Citibank NA	2/18/25	(22,196)
PLN	4,076,995	USD	995,340	JPMorgan Chase Bank NA	2/18/25	(9,837)
USD	974,032	MYR	4,366,000	Goldman Sachs Bank USA	2/18/25	(4,061)
BRL	6,916,000	USD	1,132,768	Royal Bank of Canada	2/18/25	(22,993)
PEN	4,654,000	USD	1,252,085	Royal Bank of Canada	2/18/25	(15,417)
INR	252,617,000	USD	2,974,589	State Street Bank & Trust Co	2/18/25	(35,658)
COP	5,675,700,000	USD	1,296,710	BNP Paribas SA	2/18/25	(16,494)
CZK	23,521,000	USD	978,079	Bank of America NA	2/18/25	(10,515)
HUF	433,171,000	USD	1,107,425	Bank of America NA	2/18/25	(19,431)
MXN	31,180,000	USD	1,535,144	Bank of America NA	2/18/25	(51,508)
USD	7,411,838	CNY	53,658,000	Bank of America NA	2/18/25	35,786
ZAR	16,248,000	USD	893,987	Bank of America NA	2/18/25	(36,671)
MXN	25,120,000	USD	1,201,043	Brown Brothers Harriman & Co	2/18/25	(5,759)
SGD	1,405,000	USD	1,051,744	Citibank NA	2/18/25	(20,988)
USD	2,269,651	EGP	119,134,000	Citibank NA	2/18/25	(30,554)
THB	697,798,000	USD	19,987,053	JPMorgan Chase Bank NA	2/18/25	396,050
USD	1,086,201	PLN	4,428,000	JPMorgan Chase Bank NA	2/18/25	15,852
USD	895,817	THB	30,170,000	JPMorgan Chase Bank NA	2/18/25	14,533
CNY	14,699,000	USD	2,044,083	Goldman Sachs Bank USA	2/18/25	(23,497)
USD	414,636	EGP	21,955,000	Goldman Sachs Bank USA	3/13/25	(5,716)
USD	1,342,786	INR	114,349,000	Royal Bank of Canada	2/18/25	12,457
IDR	14,272,200,000	USD	897,397	State Street Bank & Trust Co	2/18/25	(12,107)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(158,367)
Unrealized Appreciation						1,270,865
Unrealized Depreciation						(1,429,232)

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Republic Peso
EGP	-	Egyptian Pound
HUF	-	Hungarian Forint
IDR	-	Indonesia Rupiatt
INR	-	Indian Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringet
PEN	-	Peruvian New Sol
PLN	-	Polish Zloty
RON	-	Romanian Leu
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	New Turkish Lira
USD	-	United States Dollar
UYU	-	Uruguay Peso
ZAR	-	South African Rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $16,595,343 or 4.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,127,524 or 1.5% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	51,362,343	191,205,744	203,324,591	2,087,766	26	-	39,243,522	39,235,675	0.1%
Total	51,362,343	191,205,744	203,324,591	2,087,766	26	-	39,243,522	39,235,675

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	344,466,553	-	344,466,553	-

Non-Convertible Corporate Bonds
Financials	13,156,364	-	13,156,364	-

U.S. Treasury Obligations	2,097,423	-	2,097,423	-

Money Market Funds	39,243,522	39,243,522	-	-
Total Investments in Securities:	398,963,862	39,243,522	359,720,340	-
Derivative Instruments: Assets
Forward Foreign Currency Contracts	1,270,865	-	1,270,865	-
Total Assets	1,270,865	-	1,270,865	-
Liabilities
Forward Foreign Currency Contracts	(1,429,232)	-	(1,429,232)	-
Total Liabilities	(1,429,232)	-	(1,429,232)	-
Total Derivative Instruments:	(158,367)	-	(158,367)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	1,270,865	(1,429,232)
Total Foreign Exchange Risk	1,270,865	(1,429,232)
Total Value of Derivatives	1,270,865	(1,429,232)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
Fidelity® Series Emerging Markets Debt Local Currency Fund
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $387,657,606)	$359,720,340
Fidelity Central Funds (cost $39,243,522)	39,243,522

Total Investment in Securities (cost $426,901,128)		$398,963,862
Foreign currency held at value (cost $1,377,982)		1,199,049
Unrealized appreciation on forward foreign currency contracts		1,270,865
Receivable for fund shares sold		73,536
Reclaims receivable		335,179
Interest receivable		6,917,313
Distributions receivable from Fidelity Central Funds		108,489
Receivable from investment adviser for expense reductions		5,844
Total assets		408,874,137
Liabilities
Unrealized depreciation on forward foreign currency contracts	$1,429,232
Payable for fund shares redeemed	1,027,231
Other payables and accrued expenses	42,542
Total liabilities		2,499,005
Net Assets		$406,375,132
Net Assets consist of:
Paid in capital		$483,164,036
Total accumulated earnings (loss)		(76,788,904)
Net Assets		$406,375,132
Net Asset Value, offering price and redemption price per share ($406,375,132 ÷ 47,537,844 shares)		$8.55
Statement of Operations
Year ended December 31, 2024
Investment Income
Interest		$27,525,199
Income from Fidelity Central Funds		2,087,766
Income before foreign taxes withheld		$29,612,965
Less foreign taxes withheld		(388,396)
Total income		29,224,569
Expenses
Custodian fees and expenses	$75,788
Independent trustees' fees and expenses	1,848
Miscellaneous	328
Total expenses before reductions	77,964
Expense reductions	(67,547)
Total expenses after reductions		10,417
Net Investment income (loss)		29,214,152
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $27,900)	(4,887,018)
Fidelity Central Funds	26
Forward foreign currency contracts	(1,239,114)
Foreign currency transactions	(726,225)
Total net realized gain (loss)		(6,852,331)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $8,217)	(31,442,594)
Forward foreign currency contracts	(852,455)
Assets and liabilities in foreign currencies	(528,481)
Total change in net unrealized appreciation (depreciation)		(32,823,530)
Net gain (loss)		(39,675,861)
Net increase (decrease) in net assets resulting from operations		$(10,461,709)
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,214,152	$25,906,255
Net realized gain (loss)	(6,852,331)	(11,259,503)
Change in net unrealized appreciation (depreciation)	(32,823,530)	36,348,368
Net increase (decrease) in net assets resulting from operations	(10,461,709)	50,995,120
Distributions to shareholders	(27,290,410)	(20,583,115)

Share transactions
Proceeds from sales of shares	64,228,884	37,776,245
Reinvestment of distributions	27,290,410	20,583,115
Cost of shares redeemed	(67,250,159)	(52,206,073)

Net increase (decrease) in net assets resulting from share transactions	24,269,135	6,153,287
Total increase (decrease) in net assets	(13,482,984)	36,565,292

Net Assets
Beginning of period	419,858,116	383,292,824
End of period	$406,375,132	$419,858,116

Other Information
Shares
Sold	6,995,994	4,107,915
Issued in reinvestment of distributions	3,089,406	2,259,402
Redeemed	(7,360,453)	(5,684,286)
Net increase (decrease)	2,724,947	683,031

Financial Highlights
Fidelity® Series Emerging Markets Debt Local Currency Fund

Years ended December 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$9.37	$8.69	$9.43	$10.81	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.625	.598	.445	.439	.067
Net realized and unrealized gain (loss)	(.853)	.564	(1.185)	(1.358)	.806
Total from investment operations	(.228)	1.162	(.740)	(.919)	.873
Distributions from net investment income	(.592)	(.482)	-	(.456)	(.063)
Distributions from net realized gain	-	-	-	(.005)	-
Total distributions	(.592)	(.482)	-	(.461)	(.063)
Net asset value, end of period	$8.55	$9.37	$8.69	$9.43	$10.81
Total Return D,E	(2.54) %	13.53%	(7.85)%	(8.56)%	8.74%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.02%	.02%	.02%	.03%	.04% H
Expenses net of fee waivers, if any I	- %	-%	-%	-%	-% H
Expenses net of all reductions I	-%	-%	-%	-%	-% H
Net investment income (loss)	6.87%	6.51%	5.17%	4.31%	3.69% H
Supplemental Data
Net assets, end of period (000 omitted)	$406,375	$419,858	$383,293	$483,309	$492,748
Portfolio turnover rate J	46%	71%	53%	65%	17% K

AFor the period October 30, 2020 (commencement of operations) through December 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund (the Funds) are funds of Fidelity Hastings Street Trust (the Trust). Fidelity Series Emerging Markets Debt Local Currency Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company LLC (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Fidelity Series Emerging Markets Debt Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Series Markets Debt Local Currency Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, market discount, capital loss carryforwards, losses deferred due to wash sales, futures contracts and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Series Emerging Markets Debt Fund	1,462,594,558	47,611,946	(151,598,737)	(103,986,791)
Fidelity Series Emerging Markets Debt Local Currency Fund	427,909,773	5,846,844	(39,716,527)	(33,869,683)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Series Emerging Markets Debt Fund	(224,136,452)	(104,000,601)
Fidelity Series Emerging Markets Debt Local Currency Fund	(38,497,412)	(34,331,081)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Series Emerging Markets Debt Fund	(27,598,883)	(196,537,569)	(224,136,452)
Fidelity Series Emerging Markets Debt Local Currency Fund	(12,284,007)	(26,213,405)	(38,497,412)

Certain of the Funds intends to elect to defer to the next fiscal year ordinary losses recognized during the period November 1, 2024 to December 31, 2024. Loss deferrals were as follows:

Ordinary losses ($)
Fidelity Series Emerging Markets Debt Local Currency Fund	3,952,194

The tax character of distributions paid was as follows:

December 31, 2024
Ordinary Income ($)
Fidelity Series Emerging Markets Debt Fund	77,300,052
Fidelity Series Emerging Markets Debt Local Currency Fund	27,290,410

December 31, 2023
Ordinary Income ($)
Fidelity Series Emerging Markets Debt Fund	75,296,697
Fidelity Series Emerging Markets Debt Local Currency Fund	20,583,115

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Series Emerging Markets Debt Fund
Credit Risk
Swaps	502,674	-
Total Credit Risk	502,674	-
Interest Rate Risk
Futures Contracts	(1,100,920)	(702,589)
Swaps	258,233	-
Total Interest Rate Risk	(842,687)	(702,589)
Totals	(340,013)	(702,589)
Fidelity Series Emerging Markets Debt Local Currency Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	(1,239,114)	(852,455)
Total Foreign Exchange Risk	(1,239,114)	(852,455)
Totals	(1,239,114)	(852,455)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period., unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Series Emerging Markets Debt Local Currency Fund	172,431,768

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Emerging Markets Debt Fund	306,354,792	216,076,687
Fidelity Series Emerging Markets Debt Local Currency Fund	203,538,794	168,890,847
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2028. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Fidelity Series Emerging Markets Debt Fund	.003%	132,339
Fidelity Series Emerging Markets Debt Local Currency Fund	.003%	63,357

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Series Emerging Markets Debt Fund	6,356
Fidelity Series Emerging Markets Debt Local Currency Fund	4,190
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
10. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hastings Street Trust and Shareholders of Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund (two of the funds constituting Fidelity Hastings Street Trust, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Series Emerging Markets Debt Fund	3.91%
Fidelity Series Emerging Markets Debt Local Currency Fund	1.82%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Series Emerging Markets Debt Fund	$77,300,052
Fidelity Series Emerging Markets Debt Local Currency Fund	$19,724,167
The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	28,001,365,920.38	97.84
Withheld	617,054,076.69	2.16
TOTAL	28,618,419,997.07	100.00
Robert A. Lawrence
Affirmative	27,971,499,925.56	97.74
Withheld	646,920,071.51	2.26
TOTAL	28,618,419,997.07	100.00
Vijay C. Advani
Affirmative	27,969,572,242.17	97.73
Withheld	648,847,754.89	2.27
TOTAL	28,618,419,997.07	100.00
Thomas P. Bostick
Affirmative	27,969,020,972.17	97.73
Withheld	649,399,024.90	2.27
TOTAL	28,618,419,997.07	100.00
Donald F. Donahue
Affirmative	27,968,347,738.20	97.73
Withheld	650,072,258.87	2.27
TOTAL	28,618,419,997.07	100.00
Vicki L. Fuller
Affirmative	27,989,732,087.37	97.80
Withheld	628,687,909.70	2.20
TOTAL	28,618,419,997.07	100.00
Patricia L. Kampling
Affirmative	27,998,934,667.72	97.84
Withheld	619,485,329.35	2.16
TOTAL	28,618,419,997.07	100.00
Thomas A. Kennedy
Affirmative	28,003,822,853.71	97.85
Withheld	614,597,143.36	2.15
TOTAL	28,618,419,997.07	100.00
Oscar Munoz
Affirmative	27,972,777,601.40	97.74
Withheld	645,642,395.66	2.26
TOTAL	28,618,419,997.07	100.00
Karen B. Peetz
Affirmative	27,996,202,442.16	97.83
Withheld	622,217,554.91	2.17
TOTAL	28,618,419,997.07	100.00
David M. Thomas
Affirmative	27,951,653,339.99	97.67
Withheld	666,766,657.08	2.33
TOTAL	28,618,419,997.07	100.00
Susan Tomasky
Affirmative	27,974,319,919.30	97.75
Withheld	644,100,077.77	2.25
TOTAL	28,618,419,997.07	100.00
Michael E. Wiley
Affirmative	27,955,275,377.95	97.68
Withheld	663,144,619.12	2.32
TOTAL	28,618,419,997.07	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.924250.113
SED-ANN-0325

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 21, 2025